Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Bank's Actual Capital Amounts and Ratios
The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total risk-based capital (to risk-weighted assets)	$36,620	17.72%	$16,535	8.0%	$20,668	10.0%

Tier I capital (to risk-weighted assets)	34,027	16.46	8,267	4.0	12,401	6.0

Tier I capital (to average assets)	34,027	10.89	12,503	4.0	15,628	5.0

Tangible capital (to adjusted tangible assets)	34,027	10.89	4,689	1.5	—	N/A

As of December 31, 2011
Total risk-based capital (to risk-weighted assets)	$33,667	16.67%	$16,153	8.0%	$20,191	10.0%

Tier I capital (to risk-weighted assets)	31,134	15.42	8,076	4.0	12,115	6.0

Tier I capital (to average assets)	31,134	10.35	12,032	4.0	15,040	5.0

Tangible capital (to adjusted tangible assets)	31,134	10.35	4,512	1.5	—	N/A

Reconciliation of Bank Equity Amount Included in Consolidated Balance Sheet to Amounts for Regulatory Capital Purposes
The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2012	2011

Bank equity	$39,650	$36,548
Less net unrealized gain	2,896	2,672
Less disallowed goodwill	2,727	2,727
Less disallowed servicing amounts	—	15

Tier 1 capital	34,027	31,134

Plus allowance for loan losses	2,593	2,533

Total risked-based capital	$36,620	$33,667